Commitments and Contingencies (Details) $ / shares in Units, $ in Millions	9 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Commitments and Contingencies.
Underwriting option period	45 days
Shares issued underwriters | shares	1,770,000
Issue price per share	$ 10.00
Underwriting discount per share	$ 0.20
Underwriting discount | $	$ 2.7
Additional fee per share	$ 0.35
Additional fee | $	$ 4.8